SCHEDULE OF COMPANIES SUBSIDIARIES (Details) (Parenthetical)				1 Months Ended
	Jul. 19, 2024	Oct. 03, 2023	Oct. 02, 2023	Jul. 31, 2024
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in subsidiary	52.90%	51.90%	44.40%	52.90%